Accounts Receivable	12 Months Ended
Dec. 31, 2022
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Accounts Receivable
Note 4 – Accounts Receivable
Accounts receivable consisted of the following:

	As of December 31,
	2022	2021
Trade accounts receivable	$28,902	$—
Other receivables	—	34,992

Total accounts receivable	$28,902	$34,992